Inventories - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Inventories [line items]
Inventories expenses recognised as during period	€ 163.2	€ 126.4	€ 231.2	€ 181.3
Cost of Sales
Disclosure Of Inventories [line items]
Inventory write-down	€ 5.8	€ 2.9	€ 8.8	€ 5.6